Note D - Investments In Real Estate Loans (Detail) - Reconciliation of Balance of Portfolio to Balance Sheet Amounts (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance per loan portfolio	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ 30,713,000	[1]	$ (8,569,000)	$ 58,024,000		$ 60,276,000
Allowance for loan losses (a)				(3,573,000)	[2]		(26,247,000)	[2]	(33,557,000)
Balance per consolidated balance sheet				27,140,000			31,777,000
Total [Member] | Investment in Real Estate Loans [Member]
Balance per consolidated balance sheet							31,777,000		26,719,000
VRMI II [Member]
Allowance for loan losses (a)							$ (26,247,000)		$ (33,557,000)

[1]	Please see Balance Sheet Reconciliation below.
[2]	Please refer to Specific Reserve Allowance below.